Investment Objectives and Goals - SEI High Yield Bond & Alternative Credit ETF	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SEI High Yield Bond & Alternative Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Total return.